Postretirement Health Care Plan Status (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	$ 30.6	$ 54.5	$ 51.3
Retirees and Dependents
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	21.6	31.8
Actives Eligible for Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	$ 9.0	$ 22.7